Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Lab equipment	5 years
Office equipment	3-5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of useful life or remaining lease term
Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Lab equipment	$304	$130
Office equipment	313	260
Furniture and fixtures	37	37
Leasehold improvements	6	6
	660	433
Less: accumulated depreciation	(305)	(188)
	$355	$245